CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 16,590,000	$ 15,506,000	$ 31,425,000
Total Current Assets	54,166,000	40,691,000	53,305,000
TOTAL ASSETS	218,377,000	203,335,000	223,356,000
Current liabilities
Total Current Liabilities	65,759,000	48,450,000	45,531,000
TOTAL LIABILITIES	252,342,000	230,160,000	214,901,000
Commitments and Contingencies
Shareholders' (Deficit) Equity
Additional paid-in capital	163,545,000	163,465,000	159,529,000
Accumulated deficit	(197,008,000)	(190,017,000)	(151,112,000)
Total Shareholders' Deficit	(33,965,000)	(26,825,000)	8,455,000
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY	218,377,000	203,335,000	223,356,000
ITHAX ACQUISITION CORP.
Current assets
Cash	230,529	525,204	1,000
Prepaid expenses	49,583	23,750
Total Current Assets	280,112	548,954	1,000
Deferred offering costs			80,631
Cash and marketable securities held in Trust Account	241,608,163	241,600,623
TOTAL ASSETS	241,888,275	242,149,577	81,631
Current liabilities
Accounts payable and accrued expenses	95,745	211,548
Accrued offering costs			17,966
Promissory note - related party			43,556
Total Current Liabilities	95,745	211,548	61,522
Deferred underwriting fee payable	9,082,500	9,082,500
Warrant liabilities	3,972,000	6,702,750
TOTAL LIABILITIES	15,302,630	15,996,798	61,522
Commitments and Contingencies
Shareholders' (Deficit) Equity
Preference shares, $0.001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital			18,962
Accumulated deficit	(15,029,231)	(15,454,557)	(4,891)
Total Shareholders' Deficit	(15,022,518)	(15,447,844)	20,109
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY	241,888,275	242,149,577	81,631
Class A Common Stock Subject to Redemption | ITHAX ACQUISITION CORP.
Current liabilities
Class A ordinary shares subject to possible redemption; 24,150,000 and no shares at redemption value as of December 31, 2021 and 2020, respectively	241,608,163	241,600,623
Class A Common Stock Not Subject to Redemption | ITHAX ACQUISITION CORP.
Shareholders' (Deficit) Equity
Common stock	675	675
Class B Common Stock | ITHAX ACQUISITION CORP.
Shareholders' (Deficit) Equity
Common stock	$ 6,038	$ 6,038	$ 6,038